SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Subtotal	$ 20,704,937	$ 20,015,462	$ 24,213,322
Less: accumulated depreciation	(9,726,481)	(8,749,391)	(8,231,990)
Less: accumulated impairment	(2,455,105)	(2,494,169)	(2,399,315)
Property and equipment, net	8,523,351	8,771,902	13,582,017
Land [Member]
Property, Plant and Equipment [Line Items]
Subtotal	2,019,352	2,008,132	1,799,443
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	5,535,632	5,373,424	8,412,348
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,296,688	4,312,270	5,539,542
Air Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	3,681,921	3,510,376	4,091,772
Software Development [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 5,171,344	4,811,260	3,778,911
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal			$ 591,306